Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 307	€ 468
Netherlands [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 259	€ 383
Probability weighting	20.00%	20.00%
Netherlands [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	510.00%	530.00%
2022	290.00%	330.00%
2023	270.00%	280.00%
Netherlands [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	320.00%	510.00%
2022	290.00%	390.00%
2023	290.00%	300.00%
Netherlands [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	2330.00%	810.00%
2022	1090.00%	630.00%
2023	90.00%	470.00%
Netherlands [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 289	€ 441
Probability weighting	60.00%	60.00%
Netherlands [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	340.00%	280.00%
2022	200.00%	290.00%
2023	170.00%	190.00%
Netherlands [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	370.00%	580.00%
2022	410.00%	520.00%
2023	430.00%	470.00%
Netherlands [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	1310.00%	(190.00%)
2022	280.00%	(160.00%)
2023	80.00%	450.00%
Netherlands [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 411	€ 636
Probability weighting	20.00%	20.00%
Netherlands [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	(150.00%)	(490.00%)
2022	120.00%	480.00%
2023	70.00%	140.00%
Netherlands [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	560.00%	770.00%
2022	680.00%	780.00%
2023	780.00%	790.00%
Netherlands [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	30.00%	(1230.00%)
2022	(770.00%)	(1100.00%)
2023	60.00%	430.00%
Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 483	€ 558
Germany [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 457	€ 504
Probability weighting	20.00%	20.00%
Germany [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	620.00%	760.00%
2022	310.00%	330.00%
2023	160.00%	150.00%
Germany [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	290.00%	300.00%
2022	220.00%	220.00%
2023	190.00%	180.00%
Germany [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	1290.00%	350.00%
2022	790.00%	830.00%
2023	530.00%	660.00%
Germany [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 475	€ 541
Probability weighting	60.00%	60.00%
Germany [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	400.00%	390.00%
2022	230.00%	340.00%
2023	140.00%	160.00%
Germany [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	340.00%	410.00%
2022	310.00%	350.00%
2023	310.00%	350.00%
Germany [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	1040.00%	40.00%
2022	460.00%	480.00%
2023	190.00%	310.00%
Germany [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 535	€ 662
Probability weighting	20.00%	20.00%
Germany [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	(60.00%)	(240.00%)
2022	90.00%	350.00%
2023	80.00%	130.00%
Germany [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	500.00%	560.00%
2022	540.00%	530.00%
2023	570.00%	560.00%
Germany [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	530.00%	(350.00%)
2022	40.00%	80.00%
2023	(210.00%)	(90.00%)
Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 393	€ 559
Belgium [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 364	€ 494
Probability weighting	20.00%	20.00%
Belgium [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	460.00%	690.00%
2022	250.00%	330.00%
2023	200.00%	240.00%
Belgium [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	560.00%	730.00%
2022	560.00%	620.00%
2023	590.00%	580.00%
Belgium [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	390.00%	(20.00%)
2022	270.00%	420.00%
2023	290.00%	480.00%
Belgium [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 383	€ 540
Probability weighting	60.00%	60.00%
Belgium [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	310.00%	450.00%
2022	200.00%	330.00%
2023	180.00%	230.00%
Belgium [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	610.00%	750.00%
2022	630.00%	630.00%
2023	630.00%	630.00%
Belgium [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	300.00%	(170.00%)
2022	230.00%	350.00%
2023	230.00%	380.00%
Belgium [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 451	€ 681
Probability weighting	20.00%	20.00%
Belgium [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	(40.00%)	(40.00%)
2022	140.00%	400.00%
2023	140.00%	220.00%
Belgium [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	760.00%	940.00%
2022	860.00%	910.00%
2023	900.00%	880.00%
Belgium [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	40.00%	(360.00%)
2022	100.00%	250.00%
2023	100.00%	290.00%
USA [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 75	€ 189
USA [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 28	€ 93
Probability weighting	20.00%	20.00%
USA [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	670.00%	560.00%
2022	240.00%	410.00%
2023	310.00%	380.00%
USA [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	350.00%	500.00%
2022	250.00%	300.00%
2023	240.00%	190.00%
USA [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	1040.00%	620.00%
2022	810.00%	940.00%
2023	870.00%	930.00%
USA [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 55	€ 134
Probability weighting	60.00%	60.00%
USA [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	400.00%	400.00%
2022	250.00%	320.00%
2023	210.00%	250.00%
USA [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	400.00%	600.00%
2022	370.00%	470.00%
2023	370.00%	410.00%
USA [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	910.00%	430.00%
2022	300.00%	410.00%
2023	330.00%	400.00%
USA [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Un-weighted ECL	€ 183	€ 448
Probability weighting	20.00%	20.00%
USA [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	(70.00%)	(630.00%)
2022	110.00%	680.00%
2023	30.00%	190.00%
USA [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	650.00%	850.00%
2022	740.00%	790.00%
2023	800.00%	760.00%
USA [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
2021	530.00%	120.00%
2022	(320.00%)	(190.00%)
2023	(300.00%)	(230.00%)